Prepayments, Accrued Income and Other Receivables - Summary of Prepayments, Accrued Income and Other Receivables Explanatory (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments—manufacturing and clinical	£ 1,979	£ 3,050
Prepayments—other	522	173
Accrued income	67	21
VAT	473	198
Other receivables	9	192
Prepayments, accrued income and other receivables	£ 3,050	£ 3,634